SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY RATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Loss for the year	$ (25,270,714)	$ (12,931,794)	$ (15,299,251)
Expected income tax (recovery)	(6,419,589)	(3,387,159)	(3,085,891)
Change in statutory, foreign tax, foreign exchange rates and other	340,677	(181,113)	825,208
Permanent differences	868,994	1,419,000	863,183
Share issuance cost
Impact of warrants +convertible debenture		980,080	(3,154,750)
Prior year adjustment	53,971	(59,487)	(147,786)
Expiry of non-capital losses
Change in unrecognized deductible	5,155,947	1,228,679	4,700,036
Total income tax expense (recovery)
Current income tax
Deferred income tax
Total